Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Daniel Kelley is Co-Portfolio Manager of VIP Growth Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of VIP Growth Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Growth Portfolio.
VGRO-PSTK-0425-111 1.797990.111	April 11, 2025
Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Daniel Kelley is Co-Portfolio Manager of VIP Growth Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of VIP Growth Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off VIP Growth Portfolio.
VIPGRWT-INV-PSTK-0425-105 1.918646.105	April 11, 2025